Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans, past due	$ 5,985	$ 3,592
Loans, current	198,331	175,512
Loans	204,316	179,104
Loans > 90 days and accruing	881	671
The 30 to 89 Days Delinquent [Member]
Loans, past due	2,915	1,720
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	3,070	1,872
Real Estate Portfolio Segment [Member]
Loans	192,224	169,783
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans, past due	1,093	319
Loans, current	4,588	5,070
Loans	5,681	5,389
Loans > 90 days and accruing	423	9
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	670	310
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	423	9
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans, past due	1,306	1,049
Loans, current	50,527	50,844
Loans	51,833	51,893
Loans > 90 days and accruing	217	237
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	969	271
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	337	778
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans, past due	313
Loans, current	21,402	14,641
Loans	21,715	14,641
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	313
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans, past due	746	1,162
Loans, current	91,488	76,568
Loans	92,234	77,730
Loans > 90 days and accruing	241	117
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	505	385
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	241	777
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, past due	2,476	904
Loans, current	13,156	14,451
Loans	15,632	15,355
Loans > 90 days and accruing		308
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	407	596
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	2,069	308
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, past due	51	115
Loans, current	5,078	4,660
Loans	5,129	4,775
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	51	115
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Commercial Portfolio Segment [Member]
Loans, past due		43
Loans, current	11,954	9,252
Loans	11,954	9,295
Loans > 90 days and accruing
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due		43
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Consumer Portfolio Segment [Member]
Loans, past due
Loans, current	138	26
Loans	138	26
Loans > 90 days and accruing
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due